Employee Benefits Plan - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of Employee Benefits Expense [Line Items]
Total contribution into the Pension Scheme	¥ 884	¥ 998	¥ 1,043
Contibution Forfeited To Defined Contribution Plan	¥ 0
Bottom of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	14.00%	14.00%	14.00%
Top of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes	16.00%	16.00%	16.00%